14. SEGMENTS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues	$ 479,075	$ 644,887	$ 530,371	$ 840,483	$ 1,623,769	$ 1,230,004
Operating losses	(601,192)	(229,796)	(1,773,200)	(1,013,592)	(3,055,928)	(3,575,354)
Net losses	(888,193)	(3,349,670)	(4,592,485)	(3,653,168)	(13,438,962)	(4,892,040)
Cash	526,187	8,754	526,187	8,754	1,250,279	125,274	143,907
Total assets	1,089,269	411,190	1,089,269	411,190	1,695,102	496,694
Capital expenditures			0	0
Depreciation and amortization			18,676	4,727
Interest expense			156,799	216,502
Aethlon [Member]
Revenues			530,371	840,483
Operating losses			(1,294,453)	(1,013,592)
Net losses			(4,202,873)	(3,653,168)
Cash	47,865	8,754	47,865	8,754
Total assets	443,027	411,190	443,027	411,190
Capital expenditures			0	0
Depreciation and amortization			8,885	4,727
Interest expense			156,799	216,502
ESI [Member]
Revenues			0	0
Operating losses			(445,674)	0
Net losses			(356,539)	0
Cash	478,322	0	478,322	0
Total assets	646,242	0	646,242	0
Capital expenditures			0	0
Depreciation and amortization			9,791	0
Interest expense			$ 0	$ 0